New Standards Recently Issued	9 Months Ended
Sep. 30, 2023
Disclosure of changes in accounting estimates [abstract]
New Standards Recently Issued	NEW STANDARDS RECENTLY ISSUED
The following amended standards and interpretations have not had a significant impact or are not anticipated to have such an impact on PEMEX’s consolidated financial statements:
i. Applicable as of January 1, 2023
•Insurance Contracts (Amendments to IFRS 17)
•Definition of Accounting Estimates (Amendments to IAS 8)
•Disclosure of Accounting Policies (Amendments to IAS 1 and IFRS Practice Statement 2)
•Deferred Tax related to Assets and Liabilities arising from a Single Transaction (Amendments to IAS 12)
ii. Applicable as of January 1, 2024
•Classification of Liabilities as Current or Non-current (Amendments to IAS 1)
•Lease Liability in a Sale and Leaseback (Amendments to IFRS 16)
•Non-current Liabilities with Covenants (Amendments to IAS 1)